NEWBUILDINGS - Movement in Newbuilding Balance (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Movement In Newbuilding Balance [Roll Forward]
December 31, 2017	$ 105,727
Installments and newbuilding supervision fees	147,854
Transfers to Vessels and Equipment	253,581
June 30, 2018	$ 0